Subsidiaries and Non-controlling Interests - Summary of Detailed Information About Non Controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non-Controlling Interests [Line Items]
Non-controlling interests	$ (48)	$ 19
Subsidiaries offering mobility, delivery financial services
Disclosure Of Non-Controlling Interests [Line Items]
Non-controlling interests	50
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(486)
Exercise of conversion options by non-controlling interests	243
Consideration paid to non-controlling interests	(60)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	$ (253)